Discontinued Operations - Schedule of Cash Flows of the Discontinued Operations (Details) - Discontinued Operations [Member] - CNY (¥) ¥ in Thousands	10 Months Ended	12 Months Ended
	Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net cash used in discontinued operations
Net cash( used in) /generated from operating activities	¥ 534	¥ (29,204)	¥ (78,967)
Net cash generated from/(used in) investing activities		(19)
Net cash generated from/(used in) financing activities	¥ (1,450)	¥ 23,047	¥ 13,972